ABERDEEN FUNDS

Aberdeen Focused U.S. Equity Fund (formerly, Aberdeen Equity Long-Short Fund)

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 8, 2018 to each Fund’s Prospectus dated February 28, 2018, as supplemented to date (the “Prospectus”)

Effective immediately, the following replaces the section entitled “Investing with Aberdeen Funds — Waiver of Class A Sales Charges” beginning on page 171 of the Prospectus:

The following purchasers qualify for a waiver of front-end sales charges on Class A shares:

•                  “Retirement Plans”;

•                  “Retirement Plans” include 401(a) plans, 401(k) plans, SIMPLE 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, non-qualified deferred compensation plans, employer sponsored benefit plans (including health savings accounts), defined benefit plans, and other similar employer sponsored retirement and benefit plans.

“Retirement Plans” do not include individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 401(k) plans, individual 403(b)(7) custodial accounts, one-person Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

•                  investment advisory clients of the Adviser’s affiliates;

•                  any life insurance company separate account registered as a unit investment trust;

•                  directors, officers, full-time employees (and their spouses, children or immediate relatives) of companies that may be affiliated with the Adviser from time to time;

•                  directors, officers, full-time employees and sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with the Funds’ distributor;

•                  investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and

•                  financial institutions as shareholders of record on behalf of investment advisers or financial planners for their clients, and who charge a separate fee for their services.

Sales charges are waived on shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same Fund.

The SAI lists additional information regarding investors eligible for sales charge waivers.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Focused U.S. Equity Fund (formerly, Aberdeen Equity Long-Short Fund)

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 8, 2018 to the Statement of Additional Information dated February 28, 2018, as supplemented to date (the “SAI”)

Effective immediately, the following replaces the third paragraph in the section entitled “Investment Advisory and Other Services — Administrative Services Fees/Sub-Transfer Agency Fees” beginning on page 141 of the SAI:

As authorized by the particular Administrative Services Plan for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which the contracted servicing agent for the Funds has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers.  In consideration for providing administrative support services, the servicing agent with whom the Trust may enter into Servicing Agreements will receive a fee, computed at the annual rate of up to 0.25% for Class A, Class T, Class R and Institutional Service Class shares of the average daily net assets of the Class A, T, R or Institutional Service Class shares of each Fund (as applicable) (or under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2019, a maximum of 0.15% for contracts with fees that are calculated as percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis).

Please retain this supplement for future reference.